Document And Entity Information (USD $)	6 Months Ended
	Jun. 30, 2011	Aug. 01, 2011	Jun. 30, 2010
Entity Registrant Name	COMMERCIAL NATIONAL FINANCIAL CORP /PA
Entity Central Index Key	0000866054
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 37,375,044
Entity Common Stock, Shares Outstanding		2,860,953
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Jun 30, 2011

CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 6,949	$ 5,578
Interest bearing deposits with banks	11	16
Total cash and cash equivalents	6,960	5,594
Investment securities available for sale	159,026	131,159
Restricted investments in bank stock	3,916	4,339
Loans receivable	190,858	191,906
Allowance for loan losses	(1,683)	(1,686)
Net loans	189,175	190,220
Premises and equipment, net	3,192	3,323
Accrued interest receivable	2,052	1,519
Investment in life insurance	15,715	15,471
Other assets	2,101	3,852
Total assets	382,137	355,477
Deposits (all domestic):
Non-interest bearing	87,711	77,209
Interest bearing	202,724	199,285
Total deposits	290,435	276,494
Short-term borrowings	30,125	17,700
Long-term borrowings	10,000	10,000
Other liabilities	3,563	5,271
Total liabilities	334,123	309,465
Shareholders' equity:
Common stock, par value $2 per share; 10,000,000 shares authorized; 3,600,000 issued; 2,860,953 shares outstanding in 2011 and 2010	7,200	7,200
Retained earnings	48,795	47,207
Accumulated other comprehensive income	4,563	4,149
Treasury stock, at cost, 739,247 shares in 2011 and 2010	(12,544)	(12,544)
Total shareholders' equity	48,014	46,012
Total liabilities and shareholders' equity	$ 382,137	$ 355,477

CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION Parenthetical (USD $)	Jun. 30, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (unaudited)
Common stock, par value (in dollars per share)	$ 2	$ 2
Common stock, authorized (in shares)	10,000,000	10,000,000
Common stock, issued (in shares)	3,600,000	3,600,000
Common stock, outstanding (in shares)	2,860,953	2,860,953
Treasury stock (in shares)	739,047	739,047

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
INTEREST INCOME:
Interest and fees on loans	$ 2,666	$ 2,854	$ 5,383	$ 5,774
Interest and dividends on investments:
Taxable	887	1,165	1,810	2,488
Exempt from federal income tax	910	590	1,638	1,038
Other	1	1	1	2
Total interest income	4,464	4,610	8,832	9,302
INTEREST EXPENSE
Interest on deposits	475	633	960	1,283
Interest on short-term borrowings	11	36	29	77
Interest on long-term borrowings	59	59	118	118
Total interest expense	545	728	1,107	1,478
NET INTEREST INCOME	3,919	3,882	7,725	7,824
PROVISION FOR LOAN LOSSES	0	0	0	0
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	3,919	3,882	7,725	7,824
OTHER INCOME
Trust department income	254	217	506	429
Service charges on deposit accounts	270	298	526	570
Income from investment in life insurance	121	122	244	243
Other income	80	62	143	170
Total other income	725	699	1,419	1,412
OTHER EXPENSES
Salaries and employee benefits	1,516	1,490	3,101	3,009
Net occupancy expense	200	199	414	426
Furniture and equipment expense	104	135	213	277
Pennsylvania shares tax	127	126	253	252
Legal and professional	129	115	222	239
FDIC Insurance	83	85	170	167
Other expense	738	720	1,413	1,427
Total other expenses	2,897	2,870	5,786	5,797
INCOME BEFORE INCOME TAXES	1,747	1,711	3,358	3,439
Income tax expense	260	330	511	708
NET INCOME	$ 1,487	$ 1,381	$ 2,847	$ 2,731
Average shares outstanding (in shares)	2,860,953	2,860,953	2,860,953	2,860,953
EARNINGS PER SHARE, BASIC (in dollars per share)	$ 0.52	$ 0.48	$ 1	$ 0.95
Dividend paid per share (in dollars per share)	$ 0.22	$ 0.22	$ 0.44	$ 0.44

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Common Stock [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2009	$ 7,200	$ 44,223	$ (12,544)	$ 4,613	$ 43,492
Net income	0	2,731	0	0	2,731
Other comprehensive income, net of tax:
Unrealized net gains on securities	0	0	0	512	512
Total Comprehensive Income	0	0	0	0	3,243
Cash dividends paid	0	(1,259)	0	0	(1,259)
Balance at Jun. 30, 2010	7,200	45,695	(12,544)	5,125	45,476
Balance at Dec. 31, 2010	7,200	47,207	(12,544)	4,149	46,012
Net income	0	2,847	0	0	2,847
Other comprehensive income, net of tax:
Unrealized net gains on securities	0	0	0	414	414
Total Comprehensive Income	0	0	0	0	3,261
Cash dividends paid	0	(1,259)	0	0	(1,259)
Balance at Jun. 30, 2011	$ 7,200	$ 48,795	$ (12,544)	$ 4,563	$ 48,014

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Cash dividends declared per share (in dollars per share)	$ 0.22	$ 0.22	$ 0.44	$ 0.44

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
OPERATING ACTIVITIES
Net income	$ 2,847	$ 2,731
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	164	209
Loss on sale of securities	0	5
Amortization of intangibles	49	49
Net accretion of loans and securities	(33)	(86)
Income from investment in life insurance	(244)	(243)
Decrease (increase) in other assets	1,190	(71)
Decrease in other liabilities	(1,921)	(278)
Net cash provided by operating activities	2,052	2,316
INVESTING ACTIVITIES
Purchase of securities	(36,022)	(21,754)
Maturities and calls of securities	8,815	22,766
Redemption of restricted investments in bank stock	423	0
Net decrease in loans	1,023	6,982
Proceeds from sale of foreclosed real estate	1	2
Purchase of premises and equipment	(33)	(109)
Net cash provided by (used in) investing activities	(25,793)	7,887
FINANCING ACTIVITIES
Net increase in deposits	13,941	4,649
Increase (decrease) in other short-term borrowings	12,425	(14,200)
Dividends paid	(1,259)	(1,259)
Net cash provided by (used in) financing activities	25,107	(10,810)
Increase (decrease) in cash and cash equivalents	1,366	(607)
Cash and cash equivalents at beginning of year	5,594	6,741
Cash and cash equivalents at end of quarter	6,960	6,134
Cash paid during the period for:
Interest	1,144	1,533
Income Taxes	$ 625	$ 800

Basis of Presentation	6 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Note 1    Basis of Presentation

The accompanying consolidated financial statements include the accounts of Commercial National Financial Corporation (the Corporation) and its wholly owned subsidiaries, Commercial Bank & Trust of PA (the “Bank”) and Ridge Properties, Inc. All material intercompany transactions have been eliminated.

The accompanying unaudited consolidated interim financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information.  However, they do not include all information and footnotes required by generally accepted accounting principles for complete financial statements and should be read in conjunction with the annual financial statements of the Corporation for the year ended December 31, 2010, including the notes thereto. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments (consisting of normal recurring adjustments) necessary for a fair statement of financial position as of June 30, 2011 and the results of operations for the three and six-month periods ended June 30, 2011 and 2010. The results of operations for the three and six- months ended June 30, 2011 are not necessarily indicative of the results to be expected for the entire year.

Reclassifications
     Certain comparative amounts for the prior year have been reclassified to conform to current year classifications.  Such classifications had no effect on net income or changes in shareholders’ equity.

Credit Quality Indicators	6 Months Ended
Jun. 30, 2011
Receivables [Abstract]
Allowance for Loan Losses
Note 2   Credit Quality Indicators

The allowance for credit losses consists of the allowance for loan losses and the reserve for unfunded lending commitments. The allowance for loan losses represents management’s estimate of losses inherent in the loan portfolio as of the balance sheet date and is recorded as a reduction to loans.  The allowance for credit losses is increased by the provision for loan losses, and decreased by charge-offs, net of recoveries. Loans deemed to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance. All, or part, of the principal balance of loans receivable is charged off to the allowance as soon as it is determined that the repayment of all, or part, of the principal balance is highly unlikely.  Non-residential consumer loans are generally charged off no later than 90 days past due on a contractual basis, earlier in the event of Bankruptcy, or if there is an amount deemed uncollectible.  Because all identified losses are immediately charged off, no portion of the allowance for loan losses is restricted to any individual loan or groups of loans, and the entire allowance is available to absorb any and all loan losses.

The following discusses key risk within each portfolio segment:

Commercial, industrial and other financing – these loans are made to operating companies or manufacturers for the purpose of production, operating capacity, accounts receivable, inventory or equipment financing. Cash flow from the operations of the company is the primary source of repayment for these loans. The condition of the local economy is an important indicator of risk, but there are also more specific risks depending on the industry of the company. Collateral for these types of loans often do not have sufficient value in a distressed or liquidation scenario to satisfy the outstanding debt.

Commercial real estate – These loans are secured by commercial purpose real estate, including both owner occupied properties and investment properties for various purposes such as strip malls and apartment buildings. Individual projects as well as global cash flows are the primary sources of repayment for these loans. The condition of the local economy is an important indicator of risk, but there are also more specific risks depending on the collateral type as well as the business prospects of the lessee, if the project is not owner occupied.

Residential mortgages – These are loans secured by 1-4 family residences, including purchase money mortgages. We currently originate fixed-rate, fully amortizing mortgage loans with maturities of 15 to 30 years.  The primary source of repayment for these loans is the income and assets of the borrower. The condition of the local economy, in particular the unemployment rate, is an important indicator of risk for this segment. The state of the local housing market can also have a significant impact on this portfolio, since low demand and/or declining home values can limit the ability of borrowers to sell a property and satisfy the debt.

Loans to individuals – Loans made to individuals may be secured by junior lien positions on a borrower’s primary residence or other assets of the borrower, as well as unsecured loans. This segment includes home equity loans, auto loans, and secured or unsecured lines.  The primary source of repayment for these loans is the income and assets of the borrower. The condition of the local economy, in particular the unemployment rate, is an important indicator of risk for this segment. The value of the collateral, if there is any, is less likely to be a source of repayment due to less certain collateral values.

An unallocated component is maintained to cover uncertainties that could affect management’s estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

A loan is considered impaired when, based on current information and events, it is probable that the Corporation will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial and industrial loans, commercial real estate loans and commercial construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

An allowance for loan losses is established for an impaired loan if its carrying value exceeds its estimated fair value. The estimated fair values of substantially all of the Corporation’s impaired loans are measured based on the estimated fair value of the loan’s collateral.

For commercial loans secured by real estate, estimated fair values are determined primarily through third-party appraisals. When a real estate secured loan becomes impaired, a decision is made regarding whether an updated certified appraisal of the real estate is necessary. This decision is based on various considerations, including the age of the most recent appraisal, the loan-to-value ratio based on the original appraisal and the condition of the property. Appraised values are discounted to arrive at the estimated selling price of the collateral, which is considered to be the estimated fair value. The discounts also include estimated costs to sell the property.

For commercial and industrial loans secured by non-real estate collateral, such as accounts receivable, inventory and equipment, estimated fair values are determined based on the borrower’s financial statements, inventory reports, accounts receivable agings or equipment appraisals or invoices. Indications of value from these sources are generally discounted based on the age of the financial information or the quality of the assets.

Large groups of smaller balance homogeneous loans are not collectively evaluated for impairment. Accordingly, the Corporation does not separately identify individual residential mortgage loans, home equity loans and other consumer loans for impairment disclosures, unless such loans are the subject of a troubled debt restructuring agreement.

Loans whose terms are modified are classified as troubled debt restructurings if the Corporation grants such borrowers concessions and it is deemed that those borrowers are experiencing financial difficulty. Concessions granted under a troubled debt restructuring generally involve a temporary reduction in interest rate or an extension of a loan’s stated maturity date. Non-accrual troubled debt restructurings are restored to accrual status if principal and interest payments, under the modified terms, are current for twelve consecutive months after modification.   Loans classified as troubled debt restructurings are designated as impaired.

The allowance for loan loss calculation methodology includes further segregation of loan classes into risk rating categories. The borrower’s overall financial condition, repayment sources, guarantors and value of collateral, if appropriate, are evaluated annually for commercial loans or when credit deficiencies arise, such as delinquent loan payments, for commercial and consumer loans.   Credit quality risk ratings include categories of “pass,” “special mention,” “substandard” and “doubtful.” Assets which do not currently expose the insured institution to sufficient risk, warrant classification as pass.  Assets that are not classified as pass and possess weaknesses are required to be designated “special mention.”  If uncorrected, the potential weaknesses may result in deterioration of the repayment prospects.  An asset is considered “substandard” if it is inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.   “Substandard” assets include those characterized by the “distinct possibility” that the insured institution will sustain “some loss” if the deficiencies are not corrected.   Assets classified as “doubtful” have all of the weaknesses inherent in those classified “substandard” with the added characteristic that the weaknesses present make “collection or liquidation in full,” on the basis of currently existing facts, conditions, and values, “highly questionable and improbable.”   In addition, Federal regulatory agencies, as an integral part of their examination process, periodically review the Corporation’s allowance for loan losses and may require the Corporation to recognize additions to the allowance based on their judgments about information available to them at the time of their examination, which may not be currently available to management. Based on management’s comprehensive analysis of the loan portfolio, management believes the current level of the allowance for loan losses is adequate.

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Corporation's internal risk rating system as of June 30, 2011:
(Dollars in Thousands)

	Pass	Special Mention	Substandard	Doubtful	Total

Commercial
Commercial,
Industrial & Other	$40,295	$83	$298	$0	$40,676
Commercial real estate	51,854	4,999	7,488	0	64,341
Residential mortgages	63,309	0	143	0	63,452
Loans to Individuals	22,346	43	0	0	22,389

Total	$177,804	$5,125	$7,929	$0	$190,858

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Corporation's internal risk rating system as of December 31, 2010:
(Dollars in Thousands)

	Pass	Special Mention	Substandard	Doubtful	Total

Commercial
Commercial,
Industrial & Other	$35,802	$90	$353	$0	$36,245
Commercial real estate	50,554	5,362	7,613	0	63,529
Residential mortgages	68,498	105	152	0	68,755
Loans to Individuals	23,331	46	0	0	23,377

Total	$178,185	$5,603	$8,118	$0	$191,906

Past due loans are reviewed on a monthly basis to identify loans for non-accrual status.  The Corporation generally places a loan on non-accrual status and discontinues interest accruals when principal or interest is due and has remained unpaid for 90 days. When a loan is placed on non-accrual status, all unpaid interest recognized in the current year is reversed and interest accrued in prior years is charged to the allowance for loan losses.  Non-accrual loans may not be restored to accrual status until all delinquent principal and interest have been paid and the ultimate collectability of the remaining principal and interest is reasonably assured.

The performance and credit quality of the loan portfolio is also monitored by analyzing the age of the receivable as determined by the length of time a recorded payment is past due.  The following table presents the classes of the loan portfolio summarized by the past due status as of June 30, 2011:

(Dollars in Thousands)

	30-89 Days Past Due	>90 Days Past Due and Still Accruing	Non-Accrual	Total Past Due	Current	Total Loans

Commercial
Commercial,
Industrial & Other	$0	$0	$0	$0	$40,676	$40,676
Commercial real estate	0	793	16	809	63,532	64,341
Residential mortgages	50	0	103	153	63,299	63,452
Loans to individuals	68	0	31	99	22,290	22,389

Total	$118	$793	$150	$1,061	$189,797	$190,858

The performance and credit quality of the loan portfolio is also monitored by analyzing the age of the receivable as determined by the length of time a recorded payment is past due.  The following table presents the classes of the loan portfolio summarized by the past due status as of December 31, 2010:

(Dollars in Thousands)

	30-89 Days Past Due	>90 Days Past Due and Still Accruing	Non-Accrual	Total Past Due	Current	Total Loans

Commercial
Commercial,
Industrial & Other	$0	$0	$0	$0	$36,245	$36,245
Commercial real estate	0	0	16	16	63,513	63,529
Residential mortgages	6	0	99	105	68,650	68,755
Loans to individuals	29	0	34	63	23,314	23,377

Total	$35	$0	$149	$184	$191,722	$191,906

Loans on which the accrual of interest has been discontinued amounted to  $150,000 and  $149,000 at June 30, 2011 and December 31, 2010, respectively. There were  $793,000 in loan balances past due 90 days or more and still accruing interest at June 30, 2011 and no loan balances past due 90 days or more and still accruing interest at December 31, 2010.

The following table summarizes information in regards to impaired loans by loan portfolio class as of June 30, 2011.

 (Dollars in Thousands)

	Recorded Investment	Unpaid Principal Balance	Related Allowance

With no related allowance recorded:
Commercial
Commercial,
Industrial & Other	$79	$79	$0
Commercial real estate	1,048	1,048	0
Residential mortgages	35	35	0
Loans to Individuals	0	0	0
Subtotal	1,162	1,162	0

With an allowance recorded:
Commercial
Commercial,
Industrial & Other	171	171	17
Commercial real estate	471	471	47
Residential mortgages	0	0	0
Loans to Individuals	0	0	0
Subtotal	642	642	64
Total	$1,804	$1,804	$64

The following table summarizes information in regards to impaired loans by loan portfolio class as of December 31, 2010.

(Dollars in Thousands)

	Recorded Investment	Unpaid Principal Balance	Related Allowance

With no related allowance recorded:
Commercial
Commercial,
Industrial & Other	$44	$44	$0
Commercial real estate	317	317	0
Residential mortgages	40	40	0
Loans to Individuals	0	0	0
Subtotal	401	401	0

With an allowance recorded:
Commercial
Commercial,
Industrial & Other	236	236	26
Commercial real estate	741	741	87
Residential mortgages	0	0	0
Loans to Individuals	0	0	0
Subtotal	977	977	113
Total	$1,378	$1,378	$113

At June 30, 2011 and December 31, 2010, the total recorded investment in loans considered to be impaired was  $1,804,000 and  $1,378,000, respectively.  Impaired loans with balances of  $642,000 and  $977,000 at June 30, 2011 and December 31, 2010 had related allowance for loan losses of  $64,000 and  $113,000, respectively.

The following table summarizes the average balance and interest income of loans individually evaluated for impairment by loan portfolio class as of June 30, 2011.

	Three-months ended June 30, 2011		Six-months ended June 30, 2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Dollars in Thousands)
With no related allowance recorded:
Commercial
Commercial,
Industrial & Other	$81	$1	$83	$3
Commercial real estate	1,052	18	1,057	37
Residential mortgages	35	0	37	1
Loans to Individuals	0	0	0	0
Subtotal	1,168	19	1,177	41

With an allowance recorded:
Commercial
Commercial,
Industrial & Other	174	2	180	5
Commercial real estate	472	8	474	14
Residential mortgages	0	0	0	0
Loans to Individuals	0	0	0	0
Subtotal	646	10	654	19
Total	$1,814	$29	$1,831	$60

The average recorded investment in impaired loans for the three and six-months ended June 30, 2011 was  $1,814,000 and  $1,831,000, respectively. Interest income on impaired loans of  $29,000 and  $60,000 was recognized for the three and six-months ended June 30, 2011, respectively.

The following table provides detail related to the allowance for loan losses:

Three-months ended June 30, 2011 (Dollars in Thousands)

	Commercial, Industrial & Other	Commercial Real Estate	Residential Mortgages	Loans to Individuals	Unallocated	Total

Allowance for credit losses:

Beginning Balance	$186	$1,161	$105	$29	$205	$1,686
Charge-offs	0	0	(3)	0	0	(3)
Recoveries	0	0	0	0	0	0
Provision	13	(22)	0	9	0	0
Ending Balance	$199	$1,139	$102	$38	$205	$1,683

Six-months ended June 30, 2011 (Dollars in Thousands)

	Commercial, Industrial & Other	Commercial Real Estate	Residential Mortgages	Loans to Individuals	Unallocated	Total

Allowance for credit losses:

Beginning Balance	$107	$1,378	$110	$31	$60	$1,686
Charge-offs	0	0	(3)	0	0	(3)
Recoveries	0	0	0	0	0	0
Provision	92	(239)	(5)	7	145	0
Ending Balance	$199	$1,139	$102	$38	$205	$1,683

The following table provides detail related to the allowance for loan losses and recorded investment in financing receivables as of June 30, 2011:
(Dollars in Thousands)

Commercial, Industrial & Other	Commercial Real Estate	Residential Mortgages	Loans to Individuals	Unallocated	Total

Allowance for credit losses:
Ending balance: individually evaluated for impairment	$ 17	$ 47	$ 0	$ 0	$ 0	$ 64
Ending balance: collectively evaluated for impairment	$ 182	$ 1,092	$ 102	$ 38	$ 205	$ 1,619
Ending balance: loans acquired with deteriorated credit quality	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

Loans receivable:
Ending Balance	$ 40,676	$ 64,341	$ 63,452	$22,389	$ 0	$190,858
Ending balance: individually evaluated for impairment	$ 250	$ 1,519	$ 35	$ 0	$ 0	$ 1,804
Ending balance: collectively evaluated for impairment	$ 40,426	$ 62,822	$ 63,417	$22,389	$ 0	$189,054
Ending balance: loans acquired with deteriorated credit quality	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

The following table provides detail related to the allowance for loan losses and recorded investment in financing receivables as of December 31, 2010:
(Dollars in Thousands)

Commercial, Industrial & Other	Commercial Real Estate	Residential Mortgages	Loans to Individuals	Unallocated	Total

Allowance for credit losses:
Ending balance: individually evaluated for impairment	$ 26	$ 87	$ 0	$ 0	$ 0	$ 113
Ending balance: collectively evaluated for impairment	$ 81	$ 1,291	$ 110	$ 31	$ 60	$ 1,573
Ending balance: loans acquired with deteriorated credit quality	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

Loans receivable:
Ending Balance	$ 36,245	$ 63,529	$ 68,755	$ 23,377	$ 0	$191,906
Ending balance: individually evaluated for impairment	$ 280	$ 1,058	$ 40	$ 0	$ 0	$ 1,378
Ending balance: collectively evaluated for impairment	$ 35,965	$ 62,471	$ 68,715	$ 23,377	$ 0	$190,528
Ending balance: loans acquired with deteriorated credit quality	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

Securities	6 Months Ended
Jun. 30, 2011
Investments, Debt and Equity Securities [Abstract]
Securities
Note 3 - Securities

The amortized cost and fair values of securities available for sale are as follows:

Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
(In Thousands)

June 30, 2011:

Obligations of states and political subdivisions	$100,716	$1,929	$(476)	$102,169
Mortgage-backed securities	51,396	5,461	0	56,857

	$152,112	$7,390	$(476)	$159,026
December 31, 2010:

Obligations of states and political subdivisions	$64,691	$937	$(180)	$65,448
Mortgage-backed securities	60,181	5,530	0	65,711

$124,872	$6,467	$(180)	$131,159

The amortized cost and fair value of securities at June 30, 2011 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Amortized Cost	Fair Value
(In Thousands)

Due within one year	$0	$0
Due after one year through five years	0	0
Due after five years through ten years	380	383
Due after ten years	100,336	101,786
Mortgage Backed Securities	51,396	56,857

$152,112	$159,026

The following tables show the Corporation’s gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

June 30, 2011
Less than 12 Months		12 Months or More		Total
Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(In Thousands)

Obligations of states and political subdivisions	$ 25,440	$ (462)	$ 1,246	$ (14)	$ 26,686	$ (476)

December 31, 2010
Less than 12 Months		12 Months or More		Total
Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(In Thousands)

Obligations of states and political subdivisions	$11,183	$ (180)	$ 0	$ 0	$11,183	$ (180)

The Corporation reviews its position quarterly to determine if there is Other-Than-Temporary Impairment (OTTI) on any of its securities.   All of the Corporation’s securities are debt securities and we assess whether OTTI is present when the fair value of a security is less than its amortized cost basis.  The Corporation monitors the credit ratings of all securities for downgrades as well as any other indication of OTTI condition.  As of June 30, 2011 there were eighteen (18) municipal bonds in an unrealized loss position.  These unrealized losses are considered to be temporary impairments.  The decline in the value of these debt securities is due only to interest rate fluctuations and not any deterioration in credit quality.  As a result, the Corporation currently expects full payment of contractual cash flows, including principal from these securities.

Comprehensive Income	6 Months Ended
Jun. 30, 2011
Stockholders' Equity Note [Abstract]
Comprehensive Income
Note 4   Comprehensive Income

The components of other comprehensive income and related tax effects for the three and six-month periods ended June 30, 2011 and 2010 are as follows: (dollars in thousands)

	For three-months		For six-months
	ended June 30		ended June 30
	2011	2010	2011	2010
Unrealized gains on
securities available for sale	$195	$354	$627	$771
Reclassification adjustment for loss
realized in income	0	5	0	5

Net Unrealized Gains	195	359	627	776

Tax effect	(67)	(122)	(213)	(264)
Net of Tax Amount	$128	$237	$414	$512

Legal Proceedings	6 Months Ended
Jun. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Legal Proceedings
Note 5   Legal Proceedings

Other than proceedings which occur in the normal course of business, there are no legal proceedings to which either the Corporation or its subsidiaries is a party, which, in the opinion of management, will have any material effect on the financial position or results of operations of the Corporation and its subsidiaries.

Guarantees	6 Months Ended
Jun. 30, 2011
Guarantees [Abstract]
Guarantees
Note 6   Guarantees

The Corporation does not issue any guarantees that would require liability recognition or disclosure, other than its standby letters of credit.  Standby letters of credit written are conditional commitments issued by the Bank to secure the performance of a customer to a third party. Of these letters of credit,  $243,000 automatically renews within the next twelve months. The Bank, generally, holds collateral and/or personal guarantees supporting these commitments. The credit risk involved in issuing letters of credit is essentially the same as those that are involved in extending loan facilities to customers. The current amount of the liability as of June 30, 2011 for guarantees under standby letters of credit issued is not material.

Earnings per share	6 Months Ended
Jun. 30, 2011
Earnings Per Share [Abstract]
Earnings per share
Note 7   Earnings per share

The Corporation has a simple capital structure. Basic earnings per share equals net income divided by the weighted average common shares outstanding during each period presented. The weighted average common shares outstanding for the three and six-months ended June 30, 2011 and 2010 was 2,860,953.

New Accounting Standards	6 Months Ended
Jun. 30, 2011
Accounting Changes and Error Corrections [Abstract]
New Accounting Standards
Note 8   New Accounting Standards

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements, which clarifies existing guidance for items such as: the application of the highest and best use concept to non-financial assets and liabilities; the application of fair value measurement to financial instruments classified in a reporting entity’s stockholder’s equity; and disclosure requirements regarding quantitative information about unobservable inputs used in the fair value measurements of level 3 assets. The ASU also creates an exception to Topic 820 for entities which carry financial instruments within a portfolio or group, under which the entity is now permitted to base the price used for fair valuation upon a price that would be received to sell the net asset position or transfer a net liability position in an orderly transaction. The ASU also allows for the application of premiums and discounts in a fair value measurement if the financial instrument is categorized in level 2 or 3 of the fair value hierarchy. Lastly, the ASU contains new disclosure requirements regarding fair value amounts categorized as level 3 in the fair value hierarchy such as: disclosure of the valuation process used; effects of and relationships between unobservable inputs; usage of nonfinancial assets for purposes other than their highest and best use when that is the basis of the disclosed fair value; and categorization by level of items disclosed at fair value, but not measured at fair value for financial statement purposes. For public entities, this ASU is effective for interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The Corporation has determined that the adoption of this ASU will not have a material impact on its statement of financial condition and statement of income.

In June 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-05, Presentation of Comprehensive Income, which prohibits the presentation of the components of comprehensive income in the statement of stockholder’s equity. Reporting entities are allowed to present either: a statement of comprehensive income, which reports both net income and other comprehensive income; or separate, but consecutive, statements of net income and other comprehensive income. Under previous GAAP, all 3 presentations were acceptable. Regardless of the presentation selected, the Reporting Entity is required to present all reclassifications between other comprehensive and net income on the face of the new statement or statements. The provisions of this ASU are effective for fiscal years and interim periods beginning after December 31, 2011.  As the two remaining options for presentation existed prior to the issuance of this ASU, early adoption is permitted.  The Corporation has determined that the adoption of this ASU will not have a material impact on its statement of financial condition and statement of income.

Restricted Investment in Bank Stock	6 Months Ended
Jun. 30, 2011
Banking and Thrift [Abstract]
Restricted Investment in Bank Stock
Note 9   Restricted Investment in Bank Stock

Federal law requires the Bank, a member institution of the Federal Home Loan Bank system, to hold stock of its district Federal Home Loan Bank (FHLB) according to a predetermined formula.  This restricted stock is carried at cost and as of June 30, 2011, consists of the common stock of FHLB of Pittsburgh.  In December 2008, the FHLB of Pittsburgh notified member banks that it was suspending dividend payments and the repurchase of capital stock.  The FHLB of Pittsburgh repurchased 5% or  $228,000 of capital stock from the Corporation in 2010.  The FHLB of Pittsburgh repurchased 5% or  $217,000 of capital stock from the Corporation in February 2011, an additional 5% or  $206,000 of capital stock from the Corporation in April 2011 and an additional 5% or  $196,000 of capital stock from the Corporation in July 2011.  The FHLB dividend suspension remains in effect.

The Corporation evaluates impairment in FHLB stock when certain conditions warrant further consideration. In December 2008, the FHLB voluntarily suspended dividend payments on its stock as well as the repurchase of excess stock from members. The FHLB stated that this was due to a reduction in core earnings and concern over the FHLB's capital position. After evaluating such factors as the capital adequacy of the FHLB, its overall operating performance and the FHLB's liquidity and funding position, the Corporation concluded that the par value was ultimately recoverable and no impairment charge was recognized at June 30, 2011.

Management believes no impairment charge is necessary related to the FHLB stock as of June 30, 2011. Our evaluation of the factors described above in future periods could result in the recognition of impairment charges on FHLB stock.

Fair Value Measurements and Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures
Note 10   Fair Value Measurements and Fair Value of Financial Instruments

FASB ASC-820 establishes a fair value hierarchy that prioritizes the inputs to valuation methods used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FASB ASC-820 are as follows:

      Level 1:  Unadjusted quoted prices in active markets that are accessible at the measurement date for identical,unrestricted assets or liabilities.

Level 2:  Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, forsubstantially the full term of the asset or liability.

Level 3:  Prices or valuation techniques that require inputs that are both significant to the fair value measurement andunobservable (ie., supported with little or no market activity).

For assets measured at fair value on a recurring basis, the fair value measurement by level within the fair value hierarchy are as follows:

(Level 1) Quoted Prices In active Markets For Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs

                                             (In Thousands)
June 30, 2011:
Obligations of states and political subdivisions	$0	$102,169	$0
Mortgage-backed securities	0	56,857	0

$ 0	$ 159,026	$ 0

December 31, 2010:
Obligations of states and political subdivisions	$0	$65,448	$0
Mortgage-backed securities	0	65,711	0

$ 0	$ 131,159	$ 0

We may be required to measure certain other financial assets at fair value on a nonrecurring basis.  These adjustments to fair value usually result from the application of lower-of-cost-or-market accounting or write-downs of individual assets.  The Level 3 disclosures shown below represent the carrying value of loans for which adjustments are primarily based on the appraised value of collateral or the present value of expected future cash flows, which often results in significant management assumptions and input with respect to the determination of fair value.  There were no realized or unrealized gains or losses relating to Level 3 financial assets and liabilities measured on a nonrecurring basis for the quarter ended June 30, 2011 and December 31, 2010.

For assets measured at fair value on a nonrecurring basis, the fair value measurement by level within the fair value hierarchy used are as follows:

(Level 1) Quoted Prices In active Markets For Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs

                                                                                                                                                                                           (In Thousands)

June 30, 2011:
Impaired Loans	$ 0	$ 0	$ 578

December 31, 2010:
Impaired Loans	$ 0	$ 0	$ 864

Impaired loans at June 30, 2011, which are measured using the fair value of the collateral less estimated costs to sell for collateral-dependent loans, had a carrying amount of   $642,000 with a valuation allowance of  $64,000.

Impaired loans at December 31, 2010, which are measured using the fair value of the collateral less estimated costs to sell for collateral-dependent loans, had a carrying amount of  $977,000 with a valuation allowance of  $113,000.

The impaired loans at June 30, 2011 have declined due to one borrower’s improved cash flow position.

ASC 825-10-65, Transition Related to FSP FAS 107-1 and APB 28-1, “Interim Disclosures about Fair Value of Financial Instruments,” require disclosure of the fair value of financial assets and financial liabilities, including those financial assets and financial liabilities that are not measured and reported at fair value on a recurring basis or non-recurring basis. The methodologies for estimating the fair value of financial assets and financial liabilities that are measured at fair value on a recurring or non-recurring basis are as discussed above. The methodologies for other financial assets and financial liabilities are discussed below.

The carrying amounts and fair values of the Corporation’s financial instruments as of June 30, 2011 and December 31, 2010 are presented in the following table:

	June 30, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In Thousands)
Financial assets:
Cash and equivalents	$ 6,960	$ 6,960	$ 5,594	$ 5,594
Securities available for sale	159,026	159,026	131,159	131,159
Restricted investments in bank stock	3,916	3,916	4,339	4,339
Net loans receivable	189,175	187,761	190,220	191,109
Accrued interest receivable	2,052	2,052	1,519	1,519
Financial liabilities:
Deposits	$290,435	$284,767	$276,494	$272,035
Short-term borrowings	30,125	30,125	17,700	17,700
Long-term borrowings	10,000	10,155	10,000	10,172
Accrued interest payable	294	294	331	331
Off-balance sheet financial instruments	0	0	0	0

The following methods and assumptions were used by the Corporation in estimating the fair value disclosures for financial instruments:

Cash and Short-Term Investments

The carrying amounts for cash and short-term investments approximate the estimated fair values of such assets.

Securities

The Corporation utilizes a third party in determining the fair values for securities held as available for sale.  For the Corporation’s agency mortgage backed securities, the third party utilizes market data, pricing models that vary based on asset class and include available trade, bid and other market information. Methodology includes broker quotes and proprietary models.  The third party uses their own proprietary valuation Matrices in determining fair values for municipal bonds.  These Matrices utilize comprehensive municipal bond interest rate tables daily to determine market price, movement and yield relationships.

Restricted Investment in Bank Stock

The carrying amounts of restricted investments in bank stock approximate the estimated fair value of such assets.

Loans Receivable

Fair values of variable rate loans subject to frequent repricing and which entail no significant credit risk are based on the carrying values.  The estimated fair values of other loans are estimated by discounting the future cash flows using interest rates currently offered for loans with similar terms to borrowers of similar credit quality.

Deposits

For deposits which are payable on demand at the reporting date, representing all deposits other than time deposits, management estimated that the carrying value of such deposits is a reasonable estimate of fair value.  Fair values of time deposits are estimated by discounting the future cash flows using interest rates currently being offered and a schedule of aggregate expected maturities.

Short-Term Borrowings

The carrying amounts for short-term borrowings approximate the estimated fair value of such liabilities.

Long-Term Borrowings

Fair values of long-term borrowings are estimated by discounting the future cash flows using interest rates currently available for borrowings with similar terms and maturity.

Accrued Interest Receivable and Payable

The carrying amount of accrued interest receivable and payable is considered a reasonable estimate of fair value.

Off-Balance Sheet Instruments

The fair value of commitments to extend credit and for outstanding letters of credit is estimated using the fees currently charged to enter into similar agreements, taking into account market interest rates, the remaining terms and present credit worthiness of the counterparties.

Subsequent Events	6 Months Ended
Jun. 30, 2011
Subsequent Events [Abstract]
Subsequent Events
Note 11 Subsequent Events

The Corporation has evaluated subsequent events through the date these consolidated financial statements were filed with the Securities and Exchange Commission.  We have incorporated into these consolidated financial statements the effect of all material known events determined by ASC Topic 855, “Subsequent Events,” to be recognizable events.